Goodwill and Other Intangible Assets	9 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note 3. Goodwill and Other Intangible Assets

Goodwill

Changes in the carrying amount of the Company’s goodwill for the nine-months ended September 30, 2017 were as follows:

U.S. $ in millions
Goodwill as of January 1, 2017	$385.6
Translation differences	1.3
Goodwill as of September 30, 2017	$386.9

Other Intangible Assets

Other intangible assets consisted of the following:

	September 30, 2017			December 31, 2016
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$304,766	$(214,985)	$89,781	$304,766	$(198,632)	$106,134
Patents	20,180	(13,817)	6,363	19,009	(12,257)	6,752
Trademarks and trade names	27,829	(17,882)	9,947	27,819	(16,849)	10,970
Customer relationships	106,986	(61,104)	45,882	106,571	(54,258)	52,313
Capitalized software development costs	19,540	(18,706)	834	19,540	(18,251)	1,289
	$479,301	$(326,494)	$152,807	$477,705	$(300,247)	$177,458

Amortization expense relating to intangible assets for the three-month periods ended September 30, 2017 and 2016 was approximately $8.8 million and $14.7 million, respectively. Amortization expense relating to intangible assets for the nine-month periods ended September 30, 2017 and 2016 was approximately $26.1 million and $43.9 million, respectively. The decrease in amortization expense was primarily due to change in the estimated useful lives of certain intangibles assets.

As of September 30, 2017, estimated amortization expense relating to intangible assets currently subject to amortization for each of the following periods was as follows:

Estimated
amortization expense
(U.S. $ in thousands)
Remaining 3 months of 2017	$8,680
2018	33,262
2019	32,391
2020	32,009
2021	31,415
Thereafter	15,050
Total	152,807